Sources Of Revenue (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Patient Service Revenue by Payor [Line Items]
Patient Service Revenue	$ 11,341,924,000	$ 9,957,851,000	$ 9,057,006,000
Medicare ESRD program
Patient Service Revenue by Payor [Line Items]
Patient Service Revenue	5,058,262,000	4,677,053,000	4,411,285,000
Private/alternative payors
Patient Service Revenue by Payor [Line Items]
Patient Service Revenue	4,830,401,000	4,278,847,000	3,841,473,000
Medicaid and other government sources
Patient Service Revenue by Payor [Line Items]
Patient Service Revenue	538,077,000	433,092,000	392,908,000
Hospitals
Patient Service Revenue by Payor [Line Items]
Patient Service Revenue	$ 915,184,000	$ 568,859,000	$ 411,340,000